SCHEDULE OF OTHER EXPENSES (Details) - CAD ($)		3 Months Ended		6 Months Ended
	Jul. 21, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Share issue costs	$ 4,100,807	$ 2,066		$ 2,414,497
Write off of accounts (payable) receivable		(60,712)	47,140	(45,496)	71,614
Other		(1,813)	(3,796)	(2,012)	(3,820)
Total Other expenses		$ (60,459)	$ 43,344	$ 2,366,989	$ 67,794